22 Income tax (''IR'') and social contribution (''CSL'') (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Presentation in the balance sheet:
Non-current assets		R$ 8,529,972	R$ 2,662,596		R$ 1,104,158
Non-current liabilities		1,234,398	273,036		381,582
Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		3,470,087	2,516,275
Impact on the P&L		3,696,310	665,718
Impact on the equity			288,094
other comprehensive income		(2,184,706)
Ending balance		4,981,691	3,470,087
Presentation in the balance sheet:
Non-current liabilities					R$ 381,582
Net [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		722,576	2,389,560
Impact on the P&L		2,191,615	2,721,308
other comprehensive income			2,184,706
Other		(288,094)
Ending balance		(236,537)	722,576
Temporary adjustments [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	[1]	432,587	276,700
Impact on the P&L		(274,355)	155,887	[1]
Ending balance		158,232	432,587	[1]
Business combination [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		1,302	1,302
Ending balance		1,302	1,302
Other [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		5,437	3,783
Impact on the P&L		407,069	94,938
Impact on the equity			(93,284)
other comprehensive income		(408,981)
Ending balance		3,525	5,437
Amortization of goodwill based on future profitability [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		722,685	723,336
Impact on the P&L		(463)	(651)
Ending balance		722,222	722,685
Amortization of fair value adjustments on the assets from the acquisiton of braskem qpar [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		393,773	444,075
Impact on the P&L		(114,452)	(50,302)
Ending balance		279,321	393,773
Tax depreciation [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		1,903,027	1,009,912
Impact on the P&L		1,834,142	893,115
Ending balance		3,737,169	1,903,027
Present value adjustment and amortized cost [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		11,276	57,167
Impact on the P&L		68,644	(45,891)
Ending balance		79,920	11,276
Hedge accounting [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Impact on the P&L		1,788,568	(419,269)
Impact on the equity			419,269
other comprehensive income		(1,788,568)
Long-term incentive plan ("ILP plan") [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Impact on the P&L		(4,823)	(5,843)
Impact on the equity			5,843
other comprehensive income		4,823
Health care [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Impact on the P&L		(8,020)	43,734
Impact on the equity			(43,734)
other comprehensive income		8,020
Assets [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		5,859,647	3,238,851
Impact on the P&L		6,417,618	2,857,333
Other			(236,537)
Ending balance		12,277,265	5,859,647
Assets [member] | Tax losses (IR) And negative base (CSL) [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		2,150,692	2,021,578
Impact on the P&L		1,127,492	129,114
Ending balance		3,278,184	2,150,692
Assets [member] | Goodwill amortized [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		21,677	39,282
Impact on the P&L		(15,157)	(17,605)
Ending balance		6,520	21,677
Assets [member] | Exchange variations [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		1,132,351	39,959
Impact on the P&L		2,685,264	1,092,392
Ending balance		3,817,615	1,132,351
Assets [member] | Temporary adjustments [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	[1]	2,357,267	802,170
Impact on the P&L	[1]	2,639,070	1,555,097
Ending balance	[1]	4,996,337	2,357,267
Assets [member] | Business combination [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		85,539	159,572
Impact on the P&L		(29,328)	(74,033)
Ending balance		56,211	85,539
Assets [member] | Tax credits [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		49,833	176,290
Impact on the P&L		27,199	110,080
Other			(236,537)
Ending balance		77,032	49,833
Assets [member] | Other [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance		62,288
Impact on the P&L		(16,922)	62,288
Ending balance		R$ 45,366	R$ 62,288

[1]	Temporary provisions include the deferred tax on provision for geological event in Alagoas (R$3,190 million), contingencies (R$424 million), among other provisions.